Net defined benefits liability_Fair value of plan assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Abstract]
Cash and due from banks	₩ 1,564,101	₩ 1,352,971
Return on plan assets, net defined benefit liability (asset)	26,868	₩ 31,062	₩ 19,042
Estimate of contributions expected to be paid to plan	₩ 170,637